Summary of Significant Accounting Policies - Schedule of Condensed Consolidated Statement of Changes in Redeemable Noncontrolling Interest (Details) - USD ($)		3 Months Ended			9 Months Ended
	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Retained Earnings [Member]
Retained earnings
Net income (loss)	$ 1,612,737		$ 4,000,047	$ 829,058
Balance	1,566,396	$ (43,207,350)	3,272,306	2,034,135	$ (43,207,350)	$ 3,272,306
Balance	1,566,396	$ (55,452,171)	2,034,135	1,566,396	(533,345)	119,982
Retained Earnings [Member] | As reported [Member]
Retained earnings
Net income (loss)	1,602,939		3,969,690	797,249
Balance			3,200,342	1,992,528		3,200,342
Balance	1,556,598		1,992,528		$ (533,345)	119,982
Retained Earnings [Member] | Adjustment [Member]
Retained earnings
Net income (loss)	9,798		30,357	31,809
Balance			71,964	41,607		71,964
Balance	9,798		41,607
Total Stockholders’ Equity [Member]
Retained earnings
Net income (loss)	1,612,737		4,000,047	829,058
Balance	32,722,260		34,428,170	33,189,999		34,428,170
Balance			33,189,999	32,722,260
Total Stockholders’ Equity [Member] | As reported [Member]
Retained earnings
Net income (loss)	1,602,939		3,969,690	797,249
Balance	32,712,462		34,356,206	33,259,392		34,356,206
Balance			33,259,392	32,712,462
Total Stockholders’ Equity [Member] | Adjustment [Member]
Retained earnings
Net income (loss)	9,798		30,357	31,809
Balance	$ 9,798		71,964	41,607		$ 71,964
Balance			$ 41,607	$ 9,798